Other Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Line Items]
Depreciation expense	$ 94.1	$ 69.2	$ 52.2